June 19, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Fund”) (File No. 811-04087) Registration Statement filed on Form N-14 under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the Fund we are filing, pursuant to the Securities Act of 1933, as amended, the Fund’s Registration Statement on

Form N-14. This filing relates to an Agreement and Plan of Reorganization between the Target 2010 Series and the Target Income Series, each a series of the Fund, under which the Target 2010 Series will transfer substantially all of its assets and liabilities to the Target Income Series in exchange for shares of the Target Income Series.

Should you have any questions regarding the filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams
Amy J. Williams
Director of Fund Documentation